Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Furniture, office equipment, fixtures	2,966	3,946	611
Leasehold improvements	5,481	11,535	1,787
Motor vehicles	919	1,650	256
	9,366	17,131	2,654
Less: Accumulated depreciation	(4,590)	(7,113)	(1,102)
Property and equipment, net	4,776	10,018	1,552